Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in Operating costs in the income statements.

For the year ended December 31	2025	2024
RSUs and PSUs	(61)	(52)
ESP and DSUs	(29)	(32)
Total share-based payments	(90)	(84)

Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes RSUs/PSUs outstanding at December 31, 2025 and 2024.

Number of RSUs/PSUs	2025	2024
Outstanding, January 1	3,578,900	3,412,812
Granted (1)	2,357,223	1,236,690
Dividends credited	377,264	284,530
Settled	(1,184,961)	(1,296,656)
Forfeited	(159,573)	(58,476)
Outstanding, December 31	4,968,853	3,578,900
Vested, December 31 (2)	1,238,636	1,090,574
(1)The weighted average fair value of the RSUs/PSUs granted was $35 in 2025 and $50 in 2024.
(2)The RSUs/PSUs vested on December 31, 2025 were fully settled in February 2026 with BCE common shares and/or DSUs.

Disclosure of number and weighted average exercise prices of share options
The following table summarizes stock options outstanding at December 31, 2025 and 2024.

	2025		2024
	Number of options	Weighted average exercise price ($)	Number of options	Weighted average exercise price ($)
Outstanding, January 1	6,545,819	61	7,484,561	61
Forfeited or expired	(1,042,645)	57	(938,742)	59
Outstanding and exercisable, December 31	5,503,174	62	6,545,819	61

Disclosure of range of exercise prices of outstanding share options
The following table provides additional information about BCE’s stock option plans at December 31, 2025 and 2024.

	Stock options outstanding
	2025			2024
Range of exercise prices	Number	Weighted average remaining life (years)	Weighted average exercise price ($)	Number	Weighted average remaining life (years)	Weighted average exercise price ($)
$50-$59	2,348,283	3	58	3,390,928	3	58
$60 & above	3,154,891	4	65	3,154,891	5	65
	5,503,174	4	62	6,545,819	4	61